Cash Dividend (Details) $ / shares in Units, $ in Thousands, $ in Thousands						12 Months Ended
	Nov. 21, 2019 USD ($) $ / shares shares	Jun. 07, 2019 USD ($) $ / shares shares	Aug. 17, 2018 USD ($) $ / shares shares	Mar. 29, 2018 USD ($) $ / shares shares	Jun. 07, 2017 USD ($) $ / shares shares	Dec. 31, 2019 HKD ($) shares	Dec. 31, 2018 HKD ($) shares	Dec. 31, 2017 HKD ($)
Common Stock, Shares, Outstanding | shares						12,938,128	12,938,128
Payments of Ordinary Dividends, Common Stock | $						$ 413,761	$ 403,669	$ 151,376
Dividend Declared [Member]
Dividends Payable, Amount Per Share | $ / shares	$ 1.60	$ 2.50	$ 2.50	$ 1.50	$ 1.50
Common Stock, Shares, Outstanding | shares	12,938,128	12,938,128	12,938,128	12,938,128	12,938,128
Payments of Ordinary Dividends, Common Stock | $	$ 20,701,005	$ 32,345,320	$ 32,345,320	$ 19,407,192	$ 19,407,192